UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21117
                                                     ---------

                        UBS Credit Recovery Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        UBS CREDIT RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                        UBS CREDIT RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1
Statement of Operations ...................................................    2
Statements of Changes in Members' Capital .................................    3
Statement of Cash Flows ...................................................    4
Financial Highlights ......................................................    5
Notes to Financial Statements .............................................    6
Schedule of Portfolio Investments .........................................   15

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

ASSETS
Investments in Investment Funds, at fair value
   (cost $353,014,818)                                              $385,230,191
Cash and cash equivalents                                             23,389,531
Advanced subscriptions in Investment Funds                            18,000,000
Receivable from Investment Funds                                      12,442,815
Receivable from other securities                                         900,205
Unrealized appreciation on foreign currency contracts                     39,618
Interest receivable                                                        1,455
Other assets                                                              45,204
                                                                    ------------
TOTAL ASSETS                                                         440,049,019
                                                                    ------------
LIABILITIES
Subscriptions received in advance                                      1,378,650
Investment Management Fee payable                                        529,003
Professional fees payable                                                140,555
Administration fee payable                                               120,535
Management Fee payable                                                   109,449
Other liabilities                                                         85,407
                                                                    ------------
TOTAL LIABILITIES                                                      2,363,599
                                                                    ------------
MEMBERS' CAPITAL                                                    $437,685,420
                                                                    ------------
MEMBERS' CAPITAL
Represented by:
Net capital contributions                                           $405,436,602
Accumulated net unrealized appreciation/(depreciation) on
   investments in Investment Funds and foreign currency contracts
   and translations                                                   32,248,818
                                                                    ------------
MEMBERS' CAPITAL                                                    $437,685,420
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

INVESTMENT INCOME
Interest                                                            $    11,850
                                                                    -----------
TOTAL INVESTMENT INCOME                                                  11,850
                                                                    -----------
EXPENSES
Investment Management Fee                                             3,120,794
Management Fee                                                          645,682
Administration fee                                                      236,591
Professional fees                                                       210,978
Directors' fees                                                          25,136
Printing, insurance and other expenses                                  162,119
                                                                    -----------
TOTAL EXPENSES                                                        4,401,300
                                                                    -----------
NET INVESTMENT LOSS                                                  (4,389,450)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
   Investments in Investment Funds and other securities              (4,075,517)
   Foreign currency contracts and transactions                        2,937,420
Net change in unrealized appreciation/depreciation on
   investments in Investment Funds and foreign currency contracts
   and translations                                                   7,068,229
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                5,930,132
                                                                    -----------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM OPERATIONS                                       $ 1,540,682
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

        YEAR ENDED DECEMBER 31, 2009 AND PERIOD FROM JANUARY 1, 2010 TO JUNE 30,
                                                                2010 (UNAUDITED)

                                                                    ADVISER      MEMBERS          TOTAL
                                                                    -------   -------------   --------------
MEMBERS' CAPITAL AT JANUARY 1, 2009                                 $20,414   $ 418,856,230   $ 418,876,644
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                        (129)     (9,512,604)     (9,512,733)
   Net realized gain/(loss) from investments in Investment
      Funds and foreign currency contracts and transactions            (636)    (12,009,724)    (12,010,360)
   Net change in unrealized appreciation/depreciation on
      investments in Investment Funds and foreign currency
      contracts and translations                                      4,592      97,474,806      97,479,398
                                                                    -------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                            3,827      75,952,478      75,956,305
                                                                    -------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                   --      40,430,076      40,430,076
Members' withdrawals                                                     --    (123,421,569)   (123,421,569)
                                                                    -------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                                     --     (82,991,493)    (82,991,493)
                                                                    -------   -------------   -------------
MEMBERS' CAPITAL AT DECEMBER 31, 2009                               $24,241   $ 411,817,215   $ 411,841,456
                                                                    -------   -------------   -------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                          (72)     (4,389,378)     (4,389,450)
  Net realized gain/(loss) from investments in Investment
     Funds, other securities and foreign currency
     contracts and transactions                                         (61)     (1,138,036)     (1,138,097)
  Net change in unrealized appreciation/depreciation on
     investments in Investment Funds and foreign currency
     contracts and translations                                         408       7,067,821       7,068,229
                                                                    -------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                              275       1,540,407       1,540,682
                                                                    -------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                   --      24,303,282      24,303,282
                                                                    -------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                                     --      24,303,282      24,303,282
                                                                    -------   -------------   -------------
MEMBERS' CAPITAL AT JUNE 30, 2010                                   $24,516   $ 437,660,904   $ 437,685,420
                                                                    -------   -------------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                     $   1,540,682
Adjustments to reconcile net increase in member's capital
   derived from operations to net cash used in operating activities:
      Purchases of investments in Investment Funds and other securities        (37,000,000)
      Proceeds from disposition of investments in Investment
         Funds and other securities                                             42,287,687
      Net realized gain/(loss) from investments in Investment Funds, other
         securities and foreign currency contracts and transactions              1,138,097
      Net change in unrealized appreciation/depreciation on
         investments in Investment Funds and foreign currency contracts         (7,074,402)
      Changes in assets and liabilities:
         (Increase) decrease in assets:
            Advanced subscriptions in Investment Funds                         (18,000,000)
            Interest receivable                                                      4,441
            Receivable from Investment Funds                                      (562,000)
            Receivable from other securities                                      (900,205)
            Other assets                                                           (29,822)
         Increase (decrease) in liabilities:
            Administration fee payable                                              23,081
            Investment Management Fee payable                                     (113,791)
            Management Fee payable                                                 (23,543)
            Professional fees payable                                              (16,438)
            Other liabilities                                                       65,908
                                                                             -------------
NET CASH USED IN OPERATING ACTIVITIES                                          (18,660,305)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions
   received in advance                                                          25,681,932
Payments on Members' withdrawals, including change in withdrawals payable     (123,421,569)
                                                                             -------------
NET CASH USED IN FINANCING ACTIVITIES                                          (97,739,637)
Net decrease in cash and cash equivalents                                     (116,399,942)
Cash and cash equivalents--beginning of period                                 139,789,473
                                                                             -------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                     $  23,389,531
                                                                             -------------

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2010

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions.

                                      PERIOD FROM
                                      JANUARY 1,
                                     2010 TO JUNE                              YEARS ENDED DECEMBER 31,
                                       30, 2010        ------------------------------------------------------------------------
                                      (UNAUDITED)          2009           2008           2007           2006           2005
                                     ------------      ------------   ------------   ------------   ------------   ------------
Ratio of net investment loss to
   average members' capital(a, b)           (2.07%)(c)        (2.01%)        (1.92%)        (1.93%)        (1.78%)        (1.93%)
Ratio of total expenses to average
   members' capital(a, b)                    2.07%(c)          2.03%          2.07%          2.12%          1.99%          2.09%
Portfolio turnover rate                      9.63%            23.27%         33.56%          4.42%          7.60%         24.36%
Total return(d)                              0.40%            17.16%        (28.77%)        18.54%         15.58%          4.36%
Average debt ratio(a)                          --                --           0.01%          0.24%            --           1.09%
Members' capital at end of period
   (including the Adviser)           $437,685,420      $411,841,456   $418,876,644   $562,791,338   $275,562,734   $196,934,747

(a) The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

(b) Ratios of net investment income (loss) and total expenses to average members' capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

(c)  Annualized.

(d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

1.   ORGANIZATION

     UBS Credit Recovery Fund, L.L.C. (the "Fund"), was organized as a limited liability company under the laws of Delaware on April 30, 2002 and commenced operations on August 1, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize total return over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who invest in debt and, to a lesser extent, equity securities ("Obligations"), to take advantage of market opportunities and pricing inefficiencies between the perceived value of an Obligation and its fair value. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is a wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members once each year, at year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance to improve disclosures about fair value measurement. This new guidance clarifies existing disclosure requirements regarding (i) the level of disaggregation for which fair value measurement disclosures should be provided, and (ii) the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. It also requires disclosure of significant transfers into and out of Level 1 and Level 2 measurements in the fair value hierarchy and the reasons for those transfers, as well as the reasons for all transfers into and out of Level 3. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009. The Fund has adopted this accounting guidance for the period ended June 30, 2010, which has not had a material impact on the Fund's members' capital or results of operations. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items as gross basis rather than on a net basis), which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the Fund's members' capital or results of operations.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities

     LEVEL 2-- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one quarter of the measurement date

     LEVEL 3-- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one quarter of the measurement date

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table. There were no transfers between Level 1 and Level 2.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategy and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2010. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents.

     The Investment Funds in the direct loans/structured finance strategy invest primarily in asset-based lending, real estate-structured finance transactions, distressed securities, subprime residential mortgage market and special situation investments. Investment Funds within this strategy are generally subject to 90 - 180 day redemption notice periods. Investment Funds representing approximately 45 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 12 - 48 months. The remaining approximately 55 percent of the Investment Funds have either initial redemption dates commencing in the future (29 percent) or are available to be redeemed with no restrictions (26 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. As of the measurement date, Investment Funds within this strategy had unfunded capital commitments of $3,775,195.

     The Investment Funds in the distressed/credit strategy invest primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. Investment Funds within this strategy are generally subject to 60 - 180 day redemption notice

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     periods. Investment Funds representing approximately 21 percent of fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 36 months. The remaining approximately 79 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. The Investment Funds within this strategy had no unfunded capital commitments as of the measurement date. One Investment Fund, with a fair value of $17,458,187, transferred from Level 2 to Level 3 at the measurement date.

     The Investment Funds in the diversified credit strategy invest primarily in long and short credit, event-driven and capital structure arbitrage strategies in the high-yield distressed and high grade corporate debt instruments and their derivatives. Investment Funds within this strategy are generally subject to 30 - 180 day redemption notice periods. Investment Funds representing approximately 23 percent of fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 48 months. The remaining approximately 77 percent of the Investment Funds have either initial redemption dates commencing in the future (18 percent) or are available to be redeemed with no restrictions (59 percent), subject to the Investment Funds' liquidity terms, as of the measurement date. The Investment Funds within this strategy had no unfunded capital commitments as of the measurement date. Two Investment Funds, with a fair value of $23,517,747, transferred from Level 3 to Level 2 at the measurement date.

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     Complete information about the Investment Funds' underlying investments is not readily available. Therefore it is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund's proportionate share exceeded 5% of the Fund's net assets at June 30, 2010.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES

     The Fund has reclassified $4,389,450 and $1,138,097 from accumulated net investment loss and accumulated net realized loss from investments, respectively, to net capital contributions during the six month period ended June 30, 2010. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2010 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2010, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

4.   RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's members' capital, excluding the capital account attributable to the Adviser.

     The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 0.30% of the Fund's members' capital, excluding the capital account attributable to the Adviser. The Management Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Adviser. A portion of the Investment Management Fee and the Management Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser as described above.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODIAN FEES

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

5.   ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

     monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

     PFPC Trust Company provides custodial services for the Fund.

6.   INVESTMENTS

     As of June 30, 2010, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of investments for the period from January 1, 2010 to June 30, 2010 amounted to $37,000,000 and $42,287,687, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and performance incentive fees or allocations of 20.00% of net profits earned.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

     The Fund has entered into a forward foreign currency exchange contract for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

     The Fund entered into a forward foreign currency exchange contract to hedge against a Euro denominated Investment Fund. The Fund enters into these contracts from time to time to mitigate the foreign currency risks associated with these types of investments.

     The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity's associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments.

     The realized and unrealized gain/(loss) on forward foreign currency exchange contracts for the period from January 1, 2010 to June 30, 2010 is $2,937,420 and $(431,134), respectively, and are included in the net realized gain/(loss) from foreign currency contracts and transactions and net change in unrealized appreciation/depreciation on investments in Investment Funds and foreign currency contracts and translations on the Statement of Operations. Unrealized appreciation on foreign currency contracts is included on the Statement of Assets, Liabilities and Members' Capital.

     The volume of activity of foreign currency forward contracts that is presented in the Schedule of Portfolio Investments is consistent with the derivative activity during the period from January 1, 2010 to June 30, 2010.

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

9.   SUBSEQUENT EVENTS

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                                                                           DOLLAR
                                                                                                                         AMOUNT OF
                                                              REALIZED AND                                               FAIR VALUE
                                                                UNREALIZED                                               FOR FIRST
                                                        %OF    GAIN/(LOSS)    INITIAL                                    AVAILABLE
                                                     MEMBERS'      FROM     ACQUISITION                 FIRST AVAILABLE  REDEMPTION
INVESTMENT FUND                COST      FAIR VALUE   CAPITAL  INVESTMENTS      DATE     LIQUIDITY (a)   REDEMPTION (b)     (b)
---------------            ------------ ------------ -------- ------------- ----------- --------------- --------------- -----------
DIRECT LOANS/STRUCTURED
   FINANCE
European Special
   Opportunities Fund II,
   Ltd., Class B (c)       $ 14,186,679 $ 12,244,769   2.80    $(1,521,709)  2/1/2008         N/A
Indus Structured Finance
   Fund, L.P., Class A       11,380,871    6,626,057   1.51     (1,108,214)  5/1/2007    Semi-Annually    6/30/2012       6,626,057
Marathon Distressed
   Subprime Fund, L.P.       20,000,000   22,230,391   5.08      2,415,738   9/1/2007   Every 18 months
Marathon Structured
   Finance Fund, L.P. (c)     4,215,775    3,799,390   0.87         21,837   11/1/2004        N/A
Marathon Structured
   Finance Fund, L.P. (d)     2,466,141    1,773,753   0.41         11,825   11/1/2004        N/A
One William Street Capital
   Partners, L.P.            17,500,000   19,364,975   4.42      1,579,725   12/1/2009     Quarterly      12/31/2010     19,364,975
Styx Partners, L.P. (c)      24,699,873   22,364,127   5.11     (8,964,874)  8/1/2002         N/A
                           ------------ ------------  -----    -----------
   DIRECT LOANS/STRUCTURED
      FINANCE SUBTOTAL     $ 94,449,339 $ 88,403,462  20.20%   $(7,565,672)
DISTRESSED/CREDIT
Gramercy Argentina
   Opportunity Fund,
   Ltd. (e)                  10,000,000    9,813,566   2.24       (587,559)  8/1/2007      Quarterly
Gramercy Onshore Fund SPV
   III, L.L.C. (c)            7,323,760    5,191,788   1.19       (949,070)  8/1/2007         N/A
Gramercy Onshore Fund SPV,
   L.L.C. (c)                 7,513,196    4,299,929   0.98       (865,376)  8/1/2007         N/A
Marathon Special
   Opportunity Fund, L.P.    13,246,605   17,604,378   4.02        396,599   10/1/2002  Every 24 months
Marathon Special
   Opportunity Fund,
   L.P. (c)                     760,797      942,676   0.21        133,082   10/1/2002        N/A
Marathon Special
   Opportunity Fund,
   L.P. (d)                   5,017,445    5,847,277   1.34        666,006   10/1/2002        N/A
Monarch Debt Recovery
   Fund, L.P.                 6,750,000   17,458,187   3.99      1,982,792   10/1/2002     Annually
Normandy Hill Fund,
   L.P. (e)                  15,000,000   14,781,982   3.38       (218,018)  4/1/2010      Quarterly
                           ------------ ------------  -----    -----------
   DISTRESSED/CREDIT
      SUBTOTAL             $ 65,611,803 $ 75,939,783  17.35%   $   558,456
DIVERSIFIED CREDIT
Ahab Partners, L.P. (c)       9,645,364    9,225,468   2.11      1,825,567   8/1/2002         N/A
Brevan Howard Credit
   Catalysts Fund,
   L.P. (e)                  22,000,000   22,061,600   5.04         61,600   6/1/2010       Monthly
Brigade Leveraged Capital
   Structures Fund,
   L.P. (e)                  31,477,650   37,923,804   8.66      1,582,328   2/1/2008      Quarterly
Camulos Partners, L.P. (c)    8,508,696    3,129,859   0.71       (236,193)  2/1/2006         N/A
Canyon Value Realization
   Fund, L.P. (d)             2,680,890    3,431,754   0.78        194,748   8/1/2002         N/A
Claren Road Credit
   Partners, L.P. (e)        24,785,723   35,843,787   8.19      1,277,225   10/1/2006     Quarterly
Claren Road Credit
   Partners, L.P., L
   Interest (d)                 891,653    3,323,173   0.76        197,040   10/1/2006        N/A
Claren Road Credit
   Partners, L.P., L
   Interest payable (d)       5,731,585    4,152,002   0.95        246,183   10/1/2006        N/A
Cyrus Opportunities Fund
   II, L.P. (c)               2,670,116    2,413,099   0.55        167,810   8/1/2002         N/A
Cyrus Opportunities Fund
   II, L.P. (d)                 456,428      830,915   0.19        304,593   8/1/2002         N/A
Gracie Credit
   Opportunities Fund,
   L.L.C.                    25,000,000   25,541,516   5.83        482,795   11/1/2009     Quarterly      12/31/2010     25,541,516
Harbinger Capital Partners
   Fund I, L.P.,
   Class L (d)                  647,193    2,465,621   0.56        298,469   8/1/2006         N/A
Harbinger Capital Partners
   Special Situations
   Fund, L.P. (e)             4,266,526    8,992,931   2.05       (482,561)  8/1/2002     Anniversary
Harbinger Capital Partners
   Special Situations
   Fund, L.P. (d)             1,328,967    1,032,573   0.24       (166,258)  8/1/2006         N/A
Harbinger Class PE
   Holdings (US) Trust (d)    6,459,866    4,765,776   1.09     (1,071,625)  8/1/2006         N/A
Knighthead Domestic
   Fund, L.P.                16,000,000   24,667,256   5.64      1,377,435   6/1/2008   Every 24 months
Pardus Special
   Opportunities Fund,
   L.P. (c)                   6,979,616    2,829,115   0.65       (856,108)  2/1/2006         N/A
Redwood Domestic Fund,
   L.P. (e)                  10,000,000   14,524,816   3.32      1,097,544   10/1/2008  Every 24 months   9/30/2010      14,524,816
Trilogy Financial
   Partners, L.P. (c)         3,771,041    4,360,249   1.00        778,254   1/1/2003         N/A
Whitebox Hedged High Yield
   Fund, L.P. (c)             1,819,187    2,508,854   0.57          1,454   2/1/2004         N/A
Whitebox Hedged High
   Yield, Ltd. (c)            7,833,175    6,862,778   1.57        127,628   9/1/2005         N/A
                           ------------ ------------  -----    -----------
   DIVERSIFIED CREDIT
      SUBTOTAL             $192,953,676 $220,886,946  50.46%   $ 7,207,928

     The preceding notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                                                                           DOLLAR
                                                                                                                         AMOUNT OF
                                                              REALIZED AND                                               FAIR VALUE
                                                                UNREALIZED                                               FOR FIRST
                                                        %OF    GAIN/(LOSS)    INITIAL                                    AVAILABLE
                                                     MEMBERS'      FROM     ACQUISITION                 FIRST AVAILABLE  REDEMPTION
INVESTMENT FUND                COST      FAIR VALUE   CAPITAL  INVESTMENTS      DATE     LIQUIDITY (a)   REDEMPTION (b)     (b)
---------------            ------------ ------------ -------- ------------- ----------- --------------- --------------- -----------
EURO FX CONTRACTS
Euro Foreign Currency
   Forward Contract(f)     $         -- $     39,618   0.01%   $ 2,506,286
Other Securities                     --           --     --         33,708
Redeemed Investment Funds            --           --     --      3,189,426
                           ------------ ------------  -----    -----------
TOTAL                      $353,014,818 $385,269,809  88.02%   $ 5,930,132
                           ============ ============  =====    ===========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(d) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e)  Investment Funds categorized as Level 2 investments.

(f) The current fair value of the Euro foreign forward currency sale contract is $15,188,822 and the value on settlement date of September 30, 2010 is $15,228,440.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the June 30, 2010 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the June 30, 2010 measurement date.

                                  ASSETS TABLE

                                  TOTAL FAIR VALUE AT
DESCRIPTION                          JUNE 30, 2010      LEVEL 1      LEVEL 2        LEVEL 3
-----------                       -------------------   -------   ------------   ------------
Direct Loans/Structured Finance       $ 88,403,462      $    --   $         --   $ 88,403,462
Distressed/Credit                       75,939,783           --     24,595,548     51,344,235
Diversified Credit                     220,886,946           --    119,346,938    101,540,008
Euro FX Contracts                           39,618           --         39,618             --
                                      ------------      -------   ------------   ------------
TOTAL ASSETS                          $385,269,809      $    --   $143,982,104   $241,287,705
                                      ------------      -------   ------------   ------------

     The preceding notes are an integral part of these financial statements.

                                                UBS CREDIT RECOVERY FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                               CHANGE IN
                                                              UNREALIZED                   NET TRANSFERS IN
                            BALANCE AS OF   REALIZED GAIN / APPRECIATION / NET PURCHASES /  AND/OR (OUT) OF BALANCE AS OF
DESCRIPTION               DECEMBER 31, 2009     (LOSS)       DEPRECIATION      (SALES)          LEVEL 3     JUNE 30, 2010
-----------               ----------------- --------------- -------------- --------------- ---------------- -------------
Direct Loans / Structured
   Finance                  $115,768,617      $(1,930,054)   $(5,635,618)   $(19,799,483)    $         --    $ 88,403,462
Distressed Credit             35,239,110           60,945       (679,705)       (734,302)      17,458,187      51,344,235
Diversified Credit           135,842,741       (5,687,735)     9,974,289     (15,071,540)     (23,517,747)    101,540,008
                            ------------      -----------    -----------    ------------     ------------    ------------
Total                       $286,850,468      $(7,556,844)   $ 3,658,966    $(35,605,325)    $ (6,059,560)   $241,287,705
                            ------------      -----------    -----------    ------------     ------------    ------------

Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of June 30, 2010 is $5,026,775.

The net transfers in and/or (out) of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to June 30, 2010.

     The preceding notes are an integral part of these financial statements.

                  UBS CREDIT RECOVERY FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Management Agreement at a meeting on May 13, 2010. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Management Agreement. The Directors reviewed materials furnished by UBS Fund Advisor, L.L.C. (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in investment management and compliance services would be provided to the Fund. The Directors also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, thirdparty investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its respective Comparable Funds. The Directors noted that the Fund's first quarter 2010 performance was below the median performance of the Comparable Funds and the relevant indexes (Altman Defaulted Bond Index, CSFB/Tremont Event Driven: Distressed Index, Hennessee Distressed Index, HFRX/HFRI Distressed Securities Index, S&P 500 DRI and Salomon High Yield Index), but that the Fund's performance for the five-year period ended March 31, 2010 was above the median performance of the Comparable Funds. The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that for the three- and five-year periods ended March 31, 2010, the Fund's volatility was above the median volatility of the Comparable Funds but below the median volatility of the relevant indexes.

     The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the fees charged by the Adviser and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that although the combination of the Fund's management fee and service fee was above the median management fee of the Comparable Funds, the Fund did not charge an incentive fee. In comparing the advisory fees being charged to the Fund to the fees being charged by the Adviser and its affiliates for other UBS alternative investment products, the Directors noted that although the combination of management fee and administrative services fee being charged to the Fund was equal to the highest being charged to the Adviser's multi-manager funds, the Fund did not charge an incentive fee.(1) In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative investment products.

     The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund's Investment Management Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement do not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Fund's Investment Management Agreement was in the best interests of the Fund and its investors.

----------
(1) The management fees charged to the other multi-manager funds range from 100 basis points to 175 basis points. The management fees are not waived for investors. The incentive fees charged to the other multi-manager funds range from zero to five percent of profits.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Credit Recovery Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.